UNIT-BASED AND NONCASH COMPENSATION - Schedule of Intrinsic Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SMLP LTIP | Phantom and Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of vested LTIP awards	$ 2,957	$ 5,362	$ 2,631